SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
General And Administrative Expenses
Salaries and related expense					$ 1,027	$ 1,144
Stock-based compensation					903	1,483
Professional services					859	1,193
Patents					292	798
Depreciation					34	29
Insurance					337	386
Vehicle expenses					73	99
Rent and maintenance and other expenses					181	120
VAT provision (note 7e)					(129)	229
General and Administrative expenses	$ 1,099	$ 810	$ 3,225	$ 3,262	$ 3,577	$ 5,481